CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Reclassification of warrant liabilities upon exercise	$ 27,026	$ 14,249	$ 10,843
Tax on unrealized gain on marketable securities	0	0	1,052
Tax effect of reclassification of unrealized gain upon sale of marketable securities	$ 0	$ (1,052)	$ 0